FINANCIAL RISK MANAGEMENT - Currency Risk (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Exposure to currency risk, change in foreign currency used for sensitivity analysis (as a percent)		10.00%
Copper | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional quantities (in lbs per month)	25,700,000
Average price (in R, CLP or CAD per USD)	2.79